Financial Instruments - Summary of Consideration Payable in Relation to Acquisition (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2022 TRY (₺)
Disclosure of detailed information about financial instruments [line items]
Contingent consideration at end of year	₺ 5,396
BeST
Disclosure of detailed information about financial instruments [line items]
Contingent consideration at beginning of year	2,052,399
Losses recognized in profit or loss	(1,249,409)
Inflation adjustment	₺ (802,990)